Lease liabilities	12 Months Ended
Dec. 31, 2020
Lease liabilities [abstract]
LEASE LIABILITIES	LEASE LIABILITIES
17.1     Changes in lease liabilities

Description	Average payment term in years	Weighted average rate	December 31, 2019	Additions	Contractual modifications	Payments	Interest incurred	Write-offs	Foreign exchanges variations	December 31, 2020

Lease without purchase option:
Aircraft and engines	7.89	22.19%	11,046,134	2,329,443	(5,327,038)	(1,162,869)	1,431,944	(4,912)	3,350,441	11,663,143
Other	2.12	8.11%	72,230	—	—	(21,741)	6,881	—	(92)	57,278
Lease with purchase option:
Aircraft and engines	5.54	13.56%	988,257	—	(374,890)	(231,417)	130,326	—	288,115	800,391
Total in R$			12,106,621	2,329,443	(5,701,928)	(1,416,027)	1,569,151	(4,912)	3,638,464	12,520,812

Current liabilities			1,585,233							2,272,349
Non-current liabilities			10,521,388							10,248,463

Description	Average payment term in years	Weighted average rate	December 31, 2018	Additions	Payments	Interest incurred	Write-offs	Foreign exchanges variations	December 31, 2019

Lease without purchase option:
Aircraft and engines	8.26	8.20%	7,725,397	4,153,314	(1,865,472)	726,613	(24,775)	331,057	11,046,134
Other	2.90	7.64%	82,545	22,888	(39,008)	8,628	(279)	(2,544)	72,230
Aircraft and engines	4.24	6.15%	1,111,804	32,188	(269,988)	70,767	—	43,486	988,257
Total in R$			8,919,746	4,208,390	(2,174,468)	806,008	(25,054)	371,999	12,106,621

Current liabilities			1,237,909						1,585,233
Non-current liabilities			7,681,837						10,521,388
17.2     Schedule of lease amortization

	December 31,
Description	2020	2019

2020	—	2,481,457
2021	2,498,180	2,335,363
2022	3,206,765	2,406,701
2023	3,641,808	1,875,308
2024	3,610,754	1,560,055
After 2024	14,211,063	5,580,166
Minimum lease payment	27,168,570	16,239,050

Financial charges	(14,647,758)	(4,132,429)

Present value of minimum lease payments	12,520,812	12,106,621
During the year ended December 31, 2020, the Company renegotiated aircraft and engine lease contracts, which included the deferral of payments and changes in contractual terms. Accordingly, in accordance with IFRS 16 – Leases, it was necessary to apply the requirements that deal with lease modification, which require remeasurement of the lease liability by means of a revised discount rate.
The application of such requirements resulted in the reduction of the debt at present value, of R$5,701,928 and R$4,799,040 in the right-of-use assets, the difference, a gain of R$902,888 was recognized in statement of operations the period.